Contingent Liabilities and Financial Commitments - Summary of Engle Progeny Cases (Details) $ in Millions, £ in Billions	12 Months Ended		36 Months Ended	132 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Trail AdverseJudgement	Dec. 31, 2017 Case
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials | Case				0
Amount of punitive damages	£ 109.5	$ 145,000
Number of adverse judgments appealed by RJRT			40
Number of adverse judgments in which an appeal was not, and can no longer be, sought			8
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials | Trail			95
Number of trials resulting in plaintiffs’ verdicts | Trail			40
Subsidiaries | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total damages awarded in final judgments against RJRT | $			$ 354,430,892
Loss contingency amount of overall damages comprising compensatory damages | $			116,552,173
Amount of punitive damages | $			$ 237,878,719
Number of adverse judgments appealed by RJRT			27
Number of adverse judgments, in which RJRT still has time to file an appeal			3